Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000189003 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond ETF
Class Name	Hartford Total Return Bond ETF
Trading Symbol	HTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Total Return Bond ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Total Return Bond ETF	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the Bloomberg US Aggregate Bond Index, the Fund’s performance benchmark.
Top Contributors to Performance
  The Fund’s allocation to structured finance was the top positive contributor to results led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS). Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. Positioning within agency MBS also benefited results despite an increase in volatility.
  Out-of-benchmark exposure to High Yield aided results over the period, particularly Industrials.
Top Detractors to Performance
  Duration and yield curve positioning were the main detractors from relative performance.
  The Fund’s underweight in Investment Grade Credit, particularly positioning within Industrials and Financials, detracted from relative performance.
The Fund held tactical interest rate positions during the period, including interest rate futures and swaps. Overall duration and yield curve positioning detracted from relative results. During the period, the Fund used currency forwards and options to implement non-U.S. rate and currency positions which had a negligible impact on performance, in aggregate. Credit default swaps (CDX, CDS) and credit swaps ITRAXX were used to manage credit exposure and overall portfolio risk. High yield credit default swaps positions had a positive impact on performance during the period, and investment grade CDX also had a small positive impact.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	Since Inception (September 27, 2017)
Fund	3.07%	-0.08%	2.03%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.54%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Nov. 26, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,208,622,351
Holdings Count | Holding	1,799
Advisory Fees Paid, Amount	$ 6,287,749
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$2,208,622,351
Total number of portfolio holdings	1,799
Total investment management fees paid	$6,287,749
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	42.6%
U.S. Government Securities	30.7%
Asset-Backed & Commercial Mortgage-Backed Securities	22.8%
Corporate Bonds	17.7%
Foreign Government Obligations	2.2%
Senior Floating Rate Interests	1.1%
Convertible Bonds	0.1%
Municipal Bonds	0.0%†
Preferred Stocks	0.0%†
Short-Term Investments	0.3%
Other Assets & Liabilities	-17.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Effective as of November 26, 2025, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective as of November 26, 2025, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf
C000193047 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Opportunities ETF
Class Name	Hartford Municipal Opportunities ETF
Trading Symbol	HMOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Municipal Opportunities ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Municipal Opportunities ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the Bloomberg Municipal 1-15 Year Blend (1-17) Index, the Fund’s performance benchmark.
Top Contributors to Performance
  Security selection within High-Yield Healthcare and Investment-Grade Industrial Development sectors contributed meaningfully to performance during the period.
  Duration and yield curve positioning also contributed to performance, as we were overweight longer maturities while yields rallied during the period.
Top Detractors to Performance
  Our underweight allocation within Investment-Grade General Obligation (GO) bonds detracted from performance, specifically within the local and state GO sectors during the period.
  Our underweight allocation within Investment-Grade Sewer and Water, multiple Utilities, Transportation, and Lease sectors also detracted from performance during the period.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	Since Inception (December 13, 2017)
Fund	4.65%	0.98%	2.58%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	3.64%	0.87%	2.14%
Bloomberg Municipal Bond Index	5.26%	0.51%	2.16%

Performance Inception Date	Dec. 13, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 784,488,265
Holdings Count | Holding	624
Advisory Fees Paid, Amount	$ 1,972,452
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$784,488,265
Total number of portfolio holdings (excluding derivatives, if any)	624
Total investment management fees paid	$1,972,452
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Texas	10.5%
Illinois	8.4%
Alabama	7.5%
New York	5.8%
California	5.5%
Wisconsin	4.5%
Massachusetts	4.3%
Georgia	3.3%
Florida	3.2%
Washington	3.2%
Other Non-Municipal Bonds	1.9%
Other Municipal Bonds*	38.4%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.7%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000193049 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond ETF
Class Name	Hartford Schroders Tax-Aware Bond ETF
Trading Symbol	HTAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Schroders Tax-Aware Bond ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ending July 31, 2026. Credit sectors produced positive excess returns over duration-equivalent government bonds despite spreads remaining relatively unchanged for the period as the extra income earned resulted in outperformance relative to duration-neutral Treasuries. Other risk assets such as Agency Mortgages were notably ahead of credit as lower rate volatility was supportive. Tax-Exempt Municipals were generally the best Investment-Grade sector in terms of excess returns to Treasuries as elevated yields attracted consistent cash flows into the sector despite heavy supply. The performance described below is relative to the Bloomberg Municipal Bond Index, the Fund’s performance benchmark.
Top Contributors to Performance
  Sector selection within the Tax-Exempt Municipal sector was materially positive with the underweight to GO (General Obligation) bonds, overweight to Federal Agency, overweight to Corporate-Supported and overweight to Health Care sectors, notable contributors. The additional yield pick-up for the structured sectors such as Federal Agency and Corporate-Supported was attractive and new issuance was sufficient to meet demand.
  Duration impacts were notably positive as yields rose modestly over the period and the portfolio benefitted from a shorter duration relative to the benchmark.
  Yield curve impacts were also notably positive as being overweight at longer maturities in a flattening curve environment was constructive.
Top Detractors to Performance
  Security selection within Tax-Exempt Municipals was notably negative with GO’s, Health Care and Utilities, the largest detractors. The impact was spread across multiple issuers although Texas school district bonds were notable as possible reductions in state income taxes were viewed as a negative for the sector.
  Tax-Exempt Federal Agency, Utilities, Transportation and Sales Tax Revenue also detracted as a result of security selection. With higher yields over the period, the longer duration of the sectors contributed negatively.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Ltd. as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	Since Inception (April 18, 2018)
Fund	5.91%	0.42%	2.13%
Bloomberg Municipal Bond Index	5.26%	0.51%	2.32%

Performance Inception Date	Apr. 18, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Nov. 26, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 288,206,377
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 1,261,819
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$288,206,377
Total number of portfolio holdings	173
Total investment management fees paid	$1,261,819
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	59%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	73.6%
U.S. Government Securities	5.8%
U.S. Government Agencies^	4.6%
Corporate Bonds	2.9%
Short-Term Investments	12.0%
Other Assets & Liabilities	1.1%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Effective as of November 26, 2025, the Fund’s principal investment strategy was revised to remove the reference to investments in to-be-announced transactions (TBAs). In addition, “To-Be-Announced (TBA) Transactions Risk” was removed from the principal risk of the Fund and designated instead as a secondary risk.

Material Fund Change Strategies [Text Block]
Effective as of November 26, 2025, the Fund’s principal investment strategy was revised to remove the reference to investments in to-be-announced transactions (TBAs). In addition, “To-Be-Announced (TBA) Transactions Risk” was removed from the principal risk of the Fund and designated instead as a secondary risk.

Material Fund Change Risks Change [Text Block]	In addition, “To-Be-Announced (TBA) Transactions Risk” was removed from the principal risk of the Fund and designated instead as a secondary risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf
C000200624 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford AAA CLO ETF
Class Name	Hartford AAA CLO ETF
Trading Symbol	TRPA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford AAA CLO ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford AAA CLO ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the JP Morgan CLOIE AAA Index, the Fund’s performance benchmark.
Top Contributors to Performance
  The Fund’s credit quality positioning was a contributor to performance during the period. The fund has flexibility to invest up to 20% in AA or A-rated CLOs to enhance income and total return potential. The fund averaged an allocation of approximately 14% outside of AAA-rated CLOs during the period which provided the portfolio with additional yield and return.
  The Fund’s security selection was the primary contributor to relative returns during the period, specifically within AAA CLOs.
  Out-of-benchmark exposure to single A CLOs was additive.
Top Detractors to Performance
  The Fund’s underweight allocation to AAA CLOs was a slight detractor to returns over the period.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	Since Inception (May 30, 2018)
Fund	5.14%	3.43%	3.56%
JP Morgan CLOIE AAA Index	5.02%	5.07%	4.16%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.81%

Performance Inception Date	May 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 110,757,494
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 254,038
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$110,757,494
Total number of portfolio holdings (excluding derivatives, if any)	136
Total investment management fees paid	$254,038
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	97.0%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.5%
Total	100.0%

C000217911 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Bond ETF
Class Name	Hartford Core Bond ETF
Trading Symbol	HCRB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Bond ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Core Bond ETF	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the Bloomberg US Aggregate Bond Index, the Fund’s performance benchmark.
Top Contributors to Performance
  The Fund’s allocation to structured finance was the top positive contributor to results led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS). Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. Positioning within agency MBS also aided results.
  .An allocation to Treasury Inflation Protected securities (TIPS) modestly benefited results.
Top Detractors to Performance
  Duration and yield curve positioning were the main detractors from relative performance.
  Within Investment Grade Credit, an overall underweight to Industrials and Financials hurt relative performance.
The Fund held tactical interest rate positions during the period, including interest rate futures, swaps and options. Overall duration and yield curve positioning detracted from relative results. Credit default swaps (CDX, CDS) were used to manage credit exposure and overall portfolio risk, this position had a small positive impact on performance.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	Since Inception (February 19, 2020)
Fund	2.67%	-0.37%	0.66%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	0.42%

Performance Inception Date	Feb. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Nov. 26, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 398,559,320
Holdings Count | Holding	788
Advisory Fees Paid, Amount	$ 1,027,920
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$398,559,320
Total number of portfolio holdings	788
Total investment management fees paid	$1,027,920
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	72%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	46.3%
U.S. Government Agencies^	36.6%
Asset-Backed & Commercial Mortgage-Backed Securities	19.5%
Corporate Bonds	12.8%
Foreign Government Obligations	1.0%
Short-Term Investments	0.2%
Other Assets & Liabilities	-16.4%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Effective as of November 26, 2025, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective as of November 26, 2025, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf
C000230284 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Strategic Income ETF
Class Name	Hartford Strategic Income ETF
Trading Symbol	HFSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Strategic Income ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Strategic Income ETF	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the Bloomberg US Aggregate Index, the Fund’s performance benchmark.
Top Contributors to Performance
  An allocation to High Yield was the top positive contributor to relative performance, led by Industrials and Financials. The Fund’s modest allocation to convertible bonds focused on digitization and healthcare innovation themes also aided relative performance. An allocation to Bank Loans had a positive impact on results.
  The Fund’s exposure to Emerging Market (EM) debt, both EM Corporate and select EM Sovereign debt, had a positive impact on relative performance amid spread narrowing.
  The Fund’s allocation to structured finance sectors had a positive impact on results. The Fund’s positioning within Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Asset-Backed Securities (ABS) also contributed positively to relative results.
  The Fund implemented tactical duration and yield curve positioning relative to the benchmark which helped results over the period.
Top Detractors to Performance
  The Fund’s underweight positioning to agency MBS passthroughs hurt relative results.
  The Fund’s underweight positioning to Investment Grade Credit negatively affected relative performance.
During the period, the Fund used futures, currency forwards and currency options to implement non-U.S. rate and currency positions and also made use of interest rate swaps and total return swaps to manage interest rate risk and duration of the portfolio. This derivative positioning aided relative results, in aggregate. Credit swaps (CDS, CDX and iTRAXX) were used to manage credit exposure and overall portfolio risk. High yield credit derivative positions contributed positively to results.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	Since Inception (September 21, 2021)
Fund	5.10%	2.55%
Bloomberg US Aggregate Bond Index	2.71%	-0.42%

Performance Inception Date	Sep. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Nov. 26, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,072,099,870
Holdings Count | Holding	1,412
Advisory Fees Paid, Amount	$ 2,587,946
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$1,072,099,870
Total number of portfolio holdings	1,412
Total investment management fees paid	$2,587,946
Portfolio turnover rate (excludes to be announced (TBA) roll transactions, and in-kind creation or redemption transactions, if any)	211%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	23.9%
Corporate Bonds	23.2%
U.S. Government Agencies^	20.8%
Asset-Backed & Commercial Mortgage-Backed Securities	18.9%
Senior Floating Rate Interests	10.8%
Foreign Government Obligations	5.6%
Convertible Bonds	3.0%
Preferred Stocks	0.8%
Exchange-Traded Funds	0.4%
Common Stocks	0.0%†
Convertible Preferred Stocks	0.0%†
Purchased Options	0.0%†
Warrants	0.0%†
Short-Term Investments	6.1%
Other Assets & Liabilities	-13.5%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Effective as of November 26, 2025, “Counterparty Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective as of November 26, 2025, “Counterparty Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf
C000230731 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Large Cap Growth ETF
Class Name	Hartford Large Cap Growth ETF
Trading Symbol	HFGO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Large Cap Growth ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Large Cap Growth ETF	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 1000 Growth Index, posted positive results for the twelve-month period ending July 31, 2026. The performance described below is relative to the Russell 1000 Growth Index, the Fund’s performance benchmark.
Top Contributors to Performance
  Security selection was the primary driver of the Fund’s positive performance specifically stock selection in the Information Technology sector.
  The largest individual relative contributors during the period included an out of benchmark allocation to ARM Holdings (Information Technology) and an underweight to Micron Technology (Information Technology).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from returns. Allocation effect was driven by our underweight to Health Care and Industrials and overweight to Real Estate.
  The largest individual relative detractors during the period included an underweight to Apple (Information Technology) and an overweight to Netflix (Communication Services).
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	Since Inception (November 09, 2021)
Fund	8.74%	7.38%
Russell 1000 Growth Index	8.03%	10.56%
Russell 1000 Index	18.94%	11.22%

Performance Inception Date	Nov. 09, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 200,832,093
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,071,403
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$200,832,093
Total number of portfolio holdings (excluding derivatives, if any)	50
Total investment management fees paid	$1,071,403
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	56.2%
Communication Services	20.2%
Consumer Discretionary	8.2%
Health Care	6.8%
Industrials	4.7%
Financials	2.1%
Energy	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000244148 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Alpha Capture Value ETF(formerly, Hartford Quality Value ETF)
Class Name	Hartford Alpha Capture Value ETF(formerly, Hartford Quality Value ETF)
Trading Symbol	ACVU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Alpha Capture Value ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Alpha Capture Value ETF	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The Fund transitioned from the Hartford Quality Value ETF to the Hartford Alpha Capture Value ETF during the twelve-month period. The commentary covers the period since inception of the Hartford Alpha Capture Value ETF: April 30, 2026 through July 31, 2026.
United States (U.S.) value equities, as measured by the Russell 1000 Value Index, rose over the three-month period ending July 31, 2026. Despite anxiety about the inflationary impacts of the U.S.-Iran conflict and the prospect of higher interest rates, equity markets were propelled to a series of record highs by robust corporate earnings, elevated earnings-growth expectations, solid economic data, and massive demand for Artificial Intelligence (AI). The performance described below is relative to the Russell 1000 Value Index, the Fund’s performance benchmark.
Top Contributors to Performance
  Security selection within the Materials, Consumer Staples, and Information Technology sectors contributed positively to relative performance.
  An underweight allocation to Materials also contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Flex (Information Technology), not holding Walmart (Consumer Staples), and an out-of-benchmark position in Eli Lilly (Health Care).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweights to Utilities and Energy.
  Security selection was also a modest relative detractor during the period, driven by weak selection within the Industrials, Financials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Applied Materials (Information Technology) and overweight positions in ConocoPhillips (Energy) and Kroger (Consumer Staples).
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	10 Years
Fund	30.04%	10.03%	10.87%
Russell 1000 Value Index	31.19%	11.83%	11.62%
Russell 1000 Index	18.94%	12.12%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 180,275,911
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 811,471
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$180,275,911
Total number of portfolio holdings (excluding derivatives, if any)	108
Total investment management fees paid	$811,471
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	118%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.0%
Information Technology	18.4%
Health Care	14.7%
Industrials	11.2%
Consumer Discretionary	10.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.5%
Real Estate	3.1%
Communication Services	2.1%
Materials	2.0%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Effective as of April 30, 2026, the Fund's name, ticker symbol, principal investment strategy, and portfolio manager were changed. As a result of the changes to the principal investment strategy, the principal risks of Quantitative Investing Risk and Active Trading Risk were added.

Material Fund Change Name [Text Block]	Effective as of April 30, 2026, the Fund's name, ticker symbol, principal investment strategy, and portfolio manager were changed.
Material Fund Change Strategies [Text Block]
Effective as of April 30, 2026, the Fund's name, ticker symbol, principal investment strategy, and portfolio manager were changed. As a result of the changes to the principal investment strategy, the principal risks of Quantitative Investing Risk and Active Trading Risk were added.

Material Fund Change Risks Change [Text Block]	As a result of the changes to the principal investment strategy, the principal risks of Quantitative Investing Risk and Active Trading Risk were added.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's prospectus dated November 26, 2025, which is currently available at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf
C000263598 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond ETF
Class Name	Hartford Dynamic Bond ETF
Trading Symbol	DYNB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond ETF (the "Fund") for the period of September 23, 2025 (commencement of operations of Fund) to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Dynamic Bond ETF	$51	0.60%
*	Cost of a $10,000 investment for a full twelve-month period would have been higher.
^	Annualized.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.60%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2026. The period was defined by elevated macro uncertainty, with increasingly divergent regional policy paths, persistent inflation, and shifting geopolitical risks. On an excess return basis, credit sectors produced positive returns over duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Most developed markets’ sovereign yields finished the period higher, though the move was not uniform. U.S. Treasury yields were volatile throughout the period as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy. The performance described below is relative to the Bloomberg US Aggregate Bond Index, the Fund’s performance benchmark, since the ETF inception date of September 23, 2025.
Top Contributors to Performance
  The Fund’s allocation to Investment Grade Credit, which was led by Financials and an allocation to High Yield Credit mainly Industrials, were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Government-Related Credit positioning contributed positively to relative results.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted modestly from performance during the period.
  The Fund’s allocation to Emerging Market High Yield Corporates hurt results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions had a negligible impact on results.
The views expressed reflect the opinions of Wellington Management Company, LLP as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Cumulative Total Returns For the Period Ended July 31, 2026	Since Inception (September 23, 2025)
Fund	0.09%
Bloomberg US Aggregate Bond Index	0.28%

Performance Inception Date	Sep. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 61,972,942
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 229,035
Investment Company Portfolio Turnover	808.00%	[3]
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$61,972,942
Total number of portfolio holdings (excluding derivatives, if any)	168
Total investment management fees paid	$229,035
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)*	808%
*	Reflects rate for the period of September 23, 2025 through July 31, 2026.

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	43.9%
U.S. Government Securities	36.7%
Foreign Government Obligations	0.6%
Short-Term Investments	19.2%
Other Assets & Liabilities	-0.4%
Total	100.0%

[1]	Cost of a $10,000 investment for a full twelve-month period would have been higher.
[2]	Annualized.
[3]	Reflects rate for the period of September 23, 2025 through July 31, 2026.